Property, plant and equipment - Details of Estimated Recoverable Amount on Impairment Test (Detail) - Cardium [member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
1% change in discount rate
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 93.0	$ 73.1
5% change in cash flows
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	119.9	84.8
Recoverable amount
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 1,652.6	$ 1,237.4